FEDERATED INSTITUTIONAL TRUST

Federated Investors Funds

4000 Ericsson Drive
Warrendale, Pennsylvania 15086-7561

January 29, 2016

EDGAR Operations Branch

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549

RE: FEDERATED INSTITUTIONAL TRUST (the “Trust”)

Federated Government Ultrashort Duration Fund (the “Fund”)

Class R6 Shares

1933 Act File No. 33-54445

1940 Act File No. 811-7193

Dear Sir or Madam:

Post-Effective Amendment No. 76 under the Securities Act of 1933 and Amendment No. 77 under the Investment Company Act of 1940 to the Registration Statement of the above-referenced Trust is hereby electronically transmitted.

As indicated on the facing page of the Amendment, the Trust has specified that it is to become effective 60 days after filing pursuant to paragraph (a)(1) of Rule 485 under the Securities Act of 1933. A Rule 485(a) filing is being made to add Class R6 Shares to the Fund.

This Trust may be marketed through banks, savings associations or credit unions.

In connection with the review of this filing by staff of the Securities and Exchange Commission, the Fund acknowledges that it is responsible for the adequacy and accuracy of the disclosure in the filings; staff comments or changes to disclosure in response to staff comments in the filings reviewed by the staff do not foreclose the Commission from taking any action with respect to the filing; and the Fund may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

If you have any questions on the enclosed material, please contact me at (724) 720-8835.

Very truly yours,

/s/ Alice Helscher

Alice Helscher

Senior Paralegal

Enclosures